Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The amounts reported in the table below as “compensation actually paid” have been prepared in accordance with Item 402(v) of Regulation S-K. The compensation committee did not specifically consider the compensation actually paid amounts when determining named executive officer compensation for fiscal years 2021 through 2024. For a discussion of how the compensation committee seeks to align pay with performance when making executive compensation decisions, see “Executive Compensation - Compensation Discussion and Analysis” beginning on page 25 of this proxy statement.

Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for PEO #1 Douglas W. Campbell(a) ($)	Summary Compensation Table Total for PEO #2 Jeffrey A. Williams(a) ($)	Compensation Actually Paid to PEO #1 Douglas W. Campbell(a) (b) (c) ($)	Compensation Actually Paid to PEO #2 Jeffrey A. Williams(a) (b) (c) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs(a)(b) (c) ($)	Value of Initial Fixed $100 Investment Based On: (d)		Net Income (loss) (in millions)	SG&A per Average Customer
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2024	$8,446,835	$1,156,721	$2,889,896	$1,072,413	$633,239	$149,988	$86.8	$248.6	$(30)	$1,735
2023	N/A	$928,554	N/A	$683,679	$1,918,019	$2,676,532	$121.9	$200.6	$20	$1,778
2022	N/A	$948,093	N/A	$(12,096,573)	$523,772	$(2,611,365)	$122.6	$174.5	$95	$1,672
2021	N/A	$797,506	N/A	$17,578,077	$440,770	$4,752,059	$228.7	$199.1	$105	$1,541

(a) Mr. Campbell was our PEO for fiscal 2024, upon transition to Chief Executive Officer. Mr. Williams was our PEO for each fiscal year presented as Chief Executive Officer Emeritus for fiscal 2024 and Chief Executive Officer for fiscal years 2023 - 2021. The non-PEO NEOs reflected in the tabular disclosure above represent the following individuals:

Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
Vickie D. Judy	Vickie D. Judy	Vickie D. Judy	Vickie D. Judy
Leonard L. Walthall	Leonard L. Walthall	Douglas W. Campbell
Leonard L. Walthall

(b) The amounts reported in this column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the amounts reported in the total compensation column of the Summary Compensation Table on page 33 of this proxy statement, with certain adjustments as described in footnote (c) below.

(c) Compensation actually paid (“CAP”) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth in the tables below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts reported in the “Exclusion of Stock Awards” and “Option Awards” columns of the following tables are the totals (or, in the case of the Non-PEO NEOs, the average of the totals) from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table (“SCT”). Amounts in the “Inclusion of Stock Awards and Option Awards” columns are calculated in accordance with Item 402(v) of Regulation S-K.

Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for PEO #1 Douglas W. Campbell	Exclusion of Change in Pension Value for PEO #1 Douglas W. Campbell	Exclusion of Stock Awards and Option Awards for PEO #1 Douglas W. Campbell	Inclusion of Equity Values for PEO #1 Douglas W. Campbell	Compensation Actually Paid to PEO #1 Douglas W. Campbell
2024	$8,446,835	$-	$(7,135,076)	$1,618,137	$2,889,896
2023	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A

Fiscal Year	Summary Compensation Table Total for PEO #2 Jeffrey A. Williams	Exclusion of Change in Pension Value for PEO #2 Jeffrey A. Williams	Exclusion of Stock Awards and Option Awards for PEO #2 Jeffrey A. Williams	Inclusion of Equity Values for PEO #2 Jeffrey A. Williams	Compensation Actually Paid to PEO #2 Jeffrey A. Williams
2024	$1,156,721	$-	$-	$(84,309)	$1,072,413
2023	$928,554	$-	$-	$(244,875)	$683,679
2022	$948,093	$-	$-	$(13,044,666)	$(12,096,573)
2021	$797,506	$-	$-	$16,780,571	$17,578,077

Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2024	$633,239	$-	$-	$(483,251)	$149,988
2023	$1,918,019	$-	$(1,235,867)	$1,994,380	$2,676,532
2022	$523,772	$-	$-	$(3,135,136)	$(2,611,365)
2021	$440,770	$-	$-	$4,311,289	$4,752,059

The amounts reported in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Inclusion of Equity Values for PEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO #1 Douglas W. Campbell	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for PEO #1 Douglas W. Campbell	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO #1 Douglas W. Campbell	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for PEO #1 Douglas W. Campbell	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO #1 Douglas W. Campbell	Total - Inclusion of Equity Values for PEO #1 Douglas W. Campbell
2024	$2,782,921	$(1,442,693)	$-	$277,909	$-	$1,618,137
2023	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO #2 Jeffrey A. Williams	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for PEO #2 Jeffrey A. Williams	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO #2 Jeffrey A. Williams	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for PEO #2 Jeffrey A. Williams	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO #2 Jeffrey A. Williams	Total - Inclusion of Equity Values for PEO #2 Jeffrey A. Williams
2024	$-	$(411,470)	$-	$327,162	$-	$(84,309)
2023	$-	$(103,106)	$-	$(141,769)	$-	$(244,875)
2022	$-	$(12,105,106)	$-	$(939,560)	$-	$(13,044,666)
2021	$-	$16,034,174	$-	$746,397	$-	$16,780,571

Average Inclusion of Equity Values for Non-PEO NEOs

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2024	$-	$(425,135)	$-	$(58,116)	$-	$(483,251)
2023	$2,049,466	$(7,384)	$-	$(47,703)	$-	$1,994,380
2022	$-	$(2,665,356)	$-	$(469,780)	$-	$(3,135,136)
2021	$-	$3,938,090	$-	$373,199	$-	$4,311,289

(d) The amounts set forth in the “Peer Group Total Shareholder Return” column of the Pay Versus Performance Table are based on a customized peer group made up of automotive dealership companies composed of the common stock of Asbury Automotive Group, Inc.; AutoNation, Inc.; CarMax, Inc.; Copart, Inc.; Group 1 Automotive, Inc.; Lithia Motors, Inc.; Penske Automotive Group, Inc.; Rush Enterprises, Inc.; and Sonic Automotive, Inc. for the period of four fiscal years commencing on May 1, 2020 and ending on April 30, 2024. We utilized this peer group in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended April 30, 2024.

The comparison assumes $100 was invested for the period starting May 1, 2020, through the end of the listed year in the Company and in the weighted average of the peer group above, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(e) We determined selling, general and administrative (“SG&A”) expense per average customer to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO NEOs for our fiscal year ended April 30, 2024. SG&A expense per average customer is computed by dividing year to date selling, general and administrative expense by the average number of active customer accounts during the period. SG&A expense per average customer may not have been the most important financial performance measure for fiscal years 2023, 2022 and 2021, and we may determine a different financial performance measure to be the most important in future years.

Non-PEO NEO Average Total Compensation Amount	$ 633,239	$ 1,918,019	$ 523,772	$ 440,770
Non-PEO NEO Average Compensation Actually Paid Amount	$ 149,988	2,676,532	(2,611,365)	4,752,059
Compensation Actually Paid vs. Total Shareholder Return

Relationships Between Data in the Pay Versus Performance Table

Description of Relationship between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following charts set forth the relationship between (i) the Company’s cumulative TSR over the four most recently completed fiscal years and the peer group cumulative TSR (“PTSR”) over the same period, and (ii) the compensation actually paid to our PEO and the average of compensation actually paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between compensation actually paid to our PEO, the average compensation actually paid to our Non-PEO NEOs, and our selling, general and administrative expense per average customer during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

For fiscal year 2024, the Company used only the three financial performance measures set forth below to link compensation actually paid to our NEOs to Company performance.

Earnings per Share

Return on Equity

Selling, general and administrative expense per Average Customer

Total Shareholder Return Amount	$ 86.8	121.9	122.6	228.7
Peer Group Total Shareholder Return Amount	248.6	200.6	174.5	199.1
Net Income (Loss)	$ (30,000,000)	$ 20,000,000	$ 95,000,000	$ 105,000,000
Company Selected Measure Amount	1,735	1,778	1,672	1,541
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Equity
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,446,835
PEO Actually Paid Compensation Amount	2,889,896
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,156,721	$ 928,554	$ 948,093	$ 797,506
PEO Actually Paid Compensation Amount	1,072,413	683,679	(12,096,573)	17,578,077
PEO | Current PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Current PEO [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,135,076
PEO | Current PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,782,921
PEO | Current PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,442,693)
PEO | Current PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Current PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(277,909)
PEO | Current PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Current PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,618,137
PEO | Former PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(411,470)	(103,106)	(12,105,106)	16,034,174
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,162	(141,769)	(939,560)	746,397
PEO | Former PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Former PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,309)	(244,875)	(13,044,666)	16,780,571
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,235,867)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,049,466	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(425,135)	(7,384)	(2,665,356)	3,938,090
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,116)	(47,703)	(469,780)	373,199
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (483,251)	$ 1,994,380	$ (3,135,136)	$ 4,311,289